Stockholders’ Equity (Details) - Schedule of Stock Option Activity - $ / shares					3 Months Ended	12 Months Ended
	Mar. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Option Activity [Abstract]
Options beginning balance		4,408,267		541,021	4,408,267	2,902,619	541,021
Weighted Average Exercise Price, beginning balance (in Dollars per share)		$ 4.05		$ 12.75	$ 4.05	$ 7.07	$ 12.75
Weighted Average Remaining Contractual Life (in years), beginning balance		4 years 3 months 14 days		3 years 3 months 7 days
Options, Granted			1,940,000				2,425,762
Weighted Average Exercise Price, Granted (in Dollars per share)			$ 1.38				$ 5.97
Weighted Average Remaining Contractual Life (in years), Granted			5 years				5 years 10 months 28 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled			(434,352)		(16,667)		(64,164)
Weighted Average Exercise Price, Forfeited/Cancelled (in Dollars per share)			$ 13.56		$ 14.1		$ 13.06
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance	4,391,600		4,408,267		4,391,600	4,408,267	2,902,619
Weighted Average Exercise Price outstanding, ending balance (in Dollars per share)			$ 4.05			$ 4.05	$ 7.07
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance			4 years 3 months 14 days		4 years 18 days		4 years 8 months 15 days
Options, exercisable	3,756,600		3,061,767		3,756,600	3,061,767
Weighted Average Exercise Price, exercisable (in Dollars per share)	$ 4.42		$ 4.19		$ 4.42	$ 4.19
Weighted Average Remaining Contractual Life (in years), exercisable	4 years 10 days		4 years 25 days